SHARE-BASED PAYMENT (Additional information) (Details)	Jul. 27, 2022 $ / shares shares
Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares	$ 1.10
Each warrant exercisable	1
Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares	$ 1.00
Each warrant exercisable	1
Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase	4,800,000
Warrants exercise price | $ / shares	$ 0.01
Prefunded Warrants | Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase	16,000,000
Prefunded Warrants | Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase	16,000,000